Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Cash flows from operating activities
Net income (loss)	$ (19,129)	$ (774,185)	$ (53,848)
Adjustments to reconcile net loss to net cash provided by (used in) operating activities:
Depreciation and amortization	2,322	48,247	93,078
Amortization of deferred financing costs and interest rate cap	4,472	3,863	2,860
Loss on disposal of long-lived assets		169	960
Equity-based compensation expense	6,047	4,287	5,174
Loss on extinguishment of debt	35,828	685	2,414
Interest expense paid-in-kind	25,214	15,678
Change in fair value of warrants	1,389
Impairment charges		573,838
Changes in operating assets and liabilities, net of impact of acquisitions:
Accounts receivable	(874)	(10,250)	225
Inventory	(4,311)	4,094	(1,628)
Prepaid expenses and other current assets	7,623	(67,584)	642
Accounts payable	128,160	(28,674)	1,792
Accrued expenses and other current liabilities	14,196	195,404	23,272
Deferred revenue	19,183	24	2,005
Other assets and liabilities	(189)	512	(468)
Net cash provided by (used in) operating activities	219,931	(33,892)	76,478
Cash flows from investing activities
Cash acquired (paid) in acquisition	301		(31,118)
Purchases of property and equipment	(1,132)	(341)	(1,258)
Proceeds from the sale of personal seat licenses			170
Purchases of personal seat licenses	(76)
Investments in developed technology	(8,438)	(7,264)	(7,949)
Net cash used in investing activities	(9,345)	(7,605)	(40,155)
Cash flows from financing activities
Proceeds from PIPE Financing	475,172
Proceeds from the Merger Transaction	277,738
Redemption of Redeemable Senior Preferred Units	(236,026)
Payments of May 2020 First Lien Loan	(304,141)
Prepayment penalty on extinguishment of debt	(27,974)
Proceeds from Revolving Facility		50,000
Payments of Revolving Facility		(50,000)
Payments of deferred financing costs and other debt-related costs		(8,479)	(400)
Distributions		(120)	(8,095)
Payment of reverse recapitalization costs	(20,175)
Dividends paid to Class A Common Stock Shareholders	(17,698)
Net cash (used in) provided by financing activities	(6,113)	245,545	(55,462)
Net increase (decrease) in cash and cash equivalents and restricted cash	204,473	204,048	(19,139)
Cash and cash equivalents – beginning of period	285,337	81,289	100,428
Cash, cash equivalents, and restricted cash - end of period	489,810	285,337	81,289
Supplemental disclosure of cash flow information:
Paid-in-kind interest added to May 2020 First Lien Loan principal	28,463	15,678
Cash paid for interest	28,595	34,592	38,653
Betcha acquisition non-cash consideration	21,306
June 2017 First Lien Loan
Cash flows from financing activities
Payments of June 2017 First Lien Loan	$ (153,009)	(5,856)	(6,967)
June 2017 Second Lien Loan
Cash flows from financing activities
Payments of June 2017 Second Lien Loan			$ (40,000)
May 2020 First Lien Loan
Cash flows from financing activities
Proceeds from May 2020 First Lien Loan		$ 260,000